Quarterly Holdings Report
for
Fidelity® Enhanced International ETF
March 31, 2024
ITE-NPRT3-0324
1.9910067.100
Common Stocks - 97.4%
	Shares	Value ($)
Australia - 6.0%
ANZ Group Holdings Ltd.	363,393	6,962,068
Aristocrat Leisure Ltd.	217,299	6,088,924
BHP Group Ltd.	319,630	9,220,861
Brambles Ltd.	671,154	7,063,324
Cochlear Ltd.	5,125	1,127,218
Commonwealth Bank of Australia	45,754	3,588,009
Fortescue Ltd.	597,564	10,007,646
Glencore PLC	560,514	3,079,542
Goodman Group unit	514,097	11,326,732
Macquarie Group Ltd.	63,544	8,269,267
Medibank Private Ltd.	1,443,023	3,535,701
Northern Star Resources Ltd.	43,186	407,217
Origin Energy Ltd.	296,371	1,776,797
Reece Ltd.	24,264	444,307
Rio Tinto Ltd.	26,048	2,066,776
Telstra Group Ltd.	2,317,977	5,830,567
Transurban Group unit	76,735	666,058
Wesfarmers Ltd.	52,965	2,360,802
Woodside Energy Group Ltd.	232,014	4,611,354
TOTAL AUSTRALIA		88,433,170
Belgium - 0.6%
Ageas	181,694	8,413,203
D'ieteren Group	223	49,464
UCB SA	5,553	685,354
TOTAL BELGIUM		9,148,021
China - 1.2%
BOC Hong Kong (Holdings) Ltd.	3,011,000	8,059,442
Prosus NV	251,901	7,901,521
Wilmar International Ltd.	1,041,600	2,645,946
TOTAL CHINA		18,606,909
Denmark - 3.6%
Genmab A/S (a)	24,495	7,383,380
Genmab A/S ADR (a)	54,010	1,615,439
Novo Nordisk A/S:
Series B	309,297	39,425,709
Series B sponsored ADR	28,609	3,673,396
ORSTED A/S (b)	22,049	1,225,892
TOTAL DENMARK		53,323,816
Finland - 1.9%
Fortum Corp.	145,748	1,799,614
Kesko Oyj	208,731	3,899,155
Kone OYJ (B Shares)	155,034	7,215,529
Nordea Bank Abp	723,295	8,054,630
UPM-Kymmene Corp.	114,979	3,829,272
Wartsila Corp.	182,651	2,776,477
TOTAL FINLAND		27,574,677
France - 10.3%
Air Liquide SA	80,905	16,831,916
Airbus Group NV	6,315	1,163,105
AXA SA	32,123	1,206,545
BNP Paribas SA	53,253	3,783,789
Carrefour SA	5,381	92,159
Compagnie de St.-Gobain	137,564	10,675,198
Danone SA	30,676	1,982,048
Eiffage SA	45,961	5,213,865
EssilorLuxottica SA	1,006	227,592
Eurazeo SA	7,415	649,973
Gecina SA	7,223	737,563
Hermes International SCA	5,786	14,769,107
L'Oreal SA	34,741	16,440,746
La Francaise des Jeux SAEM (b)	79,379	3,235,405
Legrand SA	85,043	9,011,551
LVMH Moet Hennessy Louis Vuitton SE	14,992	13,484,363
LVMH Moet Hennessy Louis Vuitton SE ADR	2,107	381,430
Orange SA	152,723	1,793,964
Orange SA ADR	55,361	651,599
Publicis Groupe SA	88,652	9,664,645
Safran SA	57,275	12,979,228
Teleperformance	5,378	522,649
Thales SA	7,335	1,250,707
TotalEnergies SE	298,997	20,473,703
Ubisoft Entertainment SA (a)	94,080	1,979,723
VINCI SA	25,751	3,299,327
Wendel SA	10	1,021
TOTAL FRANCE		152,502,921
Germany - 7.9%
Allianz SE	8,741	2,619,717
Bayer AG	75,308	2,309,825
Bayerische Motoren Werke AG (BMW)	27,451	3,167,675
Continental AG	18,877	1,362,449
Daimler Truck Holding AG	71,012	3,597,666
Deutsche Bank AG	702,722	11,055,075
Deutsche Borse AG	34,298	7,017,505
E.ON SE	138,463	1,924,772
Fresenius Medical Care AG & Co. KGaA	7,062	271,612
Fresenius SE & Co. KGaA	225,041	6,069,637
GEA Group AG	35,196	1,488,092
Hannover Reuck SE	3,761	1,029,402
HeidelbergCement AG	87,592	9,634,135
Knorr-Bremse AG	29,464	2,228,285
Mercedes-Benz Group AG:
ADR	50,563	1,005,698
(Germany)	368	29,304
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	22,725	11,088,979
Rational AG	619	533,579
SAP SE	123,073	23,960,993
SAP SE sponsored ADR	9,146	1,783,744
Scout24 AG (b)	41,787	3,149,422
Siemens AG	89,947	17,172,078
Siemens AG sponsored ADR	26,052	2,486,142
Talanx AG	17,985	1,424,189
TOTAL GERMANY		116,409,975
Hong Kong - 2.0%
AIA Group Ltd.	1,725,632	11,585,936
AIA Group Ltd. ADR	18,753	504,081
Hang Seng Bank Ltd.	273,100	2,988,541
Hongkong Land Holdings Ltd.	82,200	252,354
Jardine Matheson Holdings Ltd.	120,500	4,494,650
Prudential PLC ADR (c)	23,934	461,208
Sun Hung Kai Properties Ltd.	562,000	5,417,586
Swire Pacific Ltd. (A Shares)	30,500	250,955
WH Group Ltd. (b)	4,837,455	3,189,164
TOTAL HONG KONG		29,144,475
Israel - 0.6%
Bank Hapoalim BM (Reg.)	37,868	355,111
Wix.com Ltd. (a)	61,237	8,418,863
TOTAL ISRAEL		8,773,974
Italy - 2.8%
Assicurazioni Generali SpA	112,455	2,846,216
Coca-Cola HBC AG	250,924	7,927,094
Ferrari NV (Italy)	2,480	1,080,921
Intesa Sanpaolo SpA	3,584,403	13,004,833
Poste Italiane SpA (b)	216,473	2,710,254
UniCredit SpA	345,093	13,095,778
UniCredit SpA ADR	21,377	404,346
TOTAL ITALY		41,069,442
Japan - 23.1%
Asahi Group Holdings	76,600	2,805,327
Canon, Inc.	26,200	779,008
Central Japan Railway Co.	187,900	4,657,159
Chubu Electric Power Co., Inc.	516,000	6,730,361
Daiwa Securities Group, Inc. (c)	1,114,748	8,439,036
DENSO Corp.	570,900	10,880,212
Disco Corp.	29,350	10,700,400
Fast Retailing Co. Ltd.	39,142	12,077,704
Fujitsu Ltd.	218,000	3,481,404
Hitachi Ltd.	170,000	15,446,889
Honda Motor Co. Ltd.	573,806	7,063,598
Hoya Corp.	86,784	10,797,838
Itochu Corp.	40,050	1,710,155
Japan Exchange Group, Inc.	51,100	1,378,937
JFE Holdings, Inc.	407,200	6,720,764
Kansai Electric Power Co., Inc.	549,800	7,804,995
Keyence Corp.	6,300	2,916,944
Kintetsu Group Holdings Co. Ltd.	32,700	950,456
Komatsu Ltd.	71,800	2,116,815
LY Corp.	2,429,722	6,139,309
Makita Corp.	36,200	1,022,295
Marubeni Corp. (c)	345,400	5,956,313
Mazda Motor Corp. (c)	402,600	4,684,766
Mitsubishi Chemical Holdings Corp. (c)	801,100	4,864,918
Mitsubishi Corp.	632,918	14,562,382
Mitsubishi UFJ Financial Group, Inc.	344,600	3,494,259
Mitsui & Co. Ltd. (c)	272,500	12,678,144
Murata Manufacturing Co. Ltd.	247,600	4,636,162
Nexon Co. Ltd.	154,500	2,561,732
Nidec Corp.	112,900	4,641,892
Nintendo Co. Ltd.	52,108	2,842,912
Nippon Paint Holdings Co. Ltd.	970,000	6,949,168
Nippon Sanso Holdings Corp.	42,400	1,323,985
Nippon Steel & Sumitomo Metal Corp. (c)	147,300	3,531,191
Nissan Motor Co. Ltd. sponsored ADR (c)	88,153	699,053
Nitto Denko Corp.	80,600	7,334,291
Nomura Research Institute Ltd.	10,300	289,649
Ono Pharmaceutical Co. Ltd.	157,900	2,583,685
Oracle Corp. Japan	5,400	404,697
ORIX Corp.	84,500	1,840,937
Otsuka Holdings Co. Ltd.	100,300	4,154,983
Pan Pacific International Holdings Ltd.	33,800	894,233
Panasonic Holdings Corp.	930,700	8,844,048
Rakuten Group, Inc.	1,421,800	8,039,773
Renesas Electronics Corp.	571,100	10,125,726
Shin-Etsu Chemical Co. Ltd.	315,100	13,750,499
Shin-Etsu Chemical Co. Ltd. ADR (c)	16,040	350,795
Shiseido Co. Ltd.	27,098	739,297
SoftBank Corp. (c)	810,564	10,393,082
Sompo Holdings, Inc.	257,100	5,366,865
Sony Group Corp.	25,636	2,189,678
Subaru Corp.	276,858	6,265,791
Tokyo Electric Power Co., Inc. (a)	117,500	712,700
Tokyo Electron Ltd.	70,300	18,232,118
Tokyo Gas Co. Ltd.	38,800	880,676
Toyota Motor Corp.	715,961	18,000,711
Toyota Motor Corp. sponsored ADR (c)	12,609	3,173,433
Toyota Tsusho Corp.	130,700	8,918,820
Trend Micro, Inc.	42,900	2,172,206
USS Co. Ltd.	73,400	605,848
Yokogawa Electric Corp.	316,600	7,263,521
TOTAL JAPAN		341,574,545
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	98,264	2,698,538
Eurofins Scientific SA	38,645	2,463,173
TOTAL LUXEMBOURG		5,161,711
Netherlands - 6.7%
Akzo Nobel NV	13,919	1,038,842
ASML Holding NV:
(depository receipt)	17,028	16,525,163
(Netherlands)	25,820	24,853,040
BE Semiconductor Industries NV	14,664	2,244,894
Koninklijke Ahold Delhaize NV	163,580	4,891,978
Koninklijke Philips Electronics NV	420,708	8,444,907
NN Group NV	203,771	9,413,478
Shell PLC (London)	737,630	24,438,742
Wolters Kluwer NV	42,762	6,698,625
TOTAL NETHERLANDS		98,549,669
New Zealand - 0.1%
Meridian Energy Ltd.	589,331	2,080,886
Norway - 0.6%
DNB Bank ASA	272,637	5,401,761
Gjensidige Forsikring ASA	164,013	2,374,876
Salmar ASA	13,429	884,917
TOTAL NORWAY		8,661,554
Singapore - 2.0%
CapitaLand Ascendas REIT	905,500	1,857,608
Genting Singapore Ltd.	2,490,800	1,632,555
Oversea-Chinese Banking Corp. Ltd.	921,300	9,204,471
Sembcorp Industries Ltd.	83,600	334,338
Singapore Technologies Engineering Ltd.	182,900	544,535
Singapore Telecommunications Ltd.	464,000	869,409
STMicroelectronics NV:
(depository receipt)	12,502	540,586
(France)	116,187	5,003,906
United Overseas Bank Ltd.	445,155	9,663,020
TOTAL SINGAPORE		29,650,428
Spain - 3.2%
ACS Actividades de Construccion y Servicios SA	24,321	1,017,537
Aena SME SA (b)	43,194	8,502,142
Banco Santander SA (Spain)	862,131	4,205,492
CaixaBank SA (c)	1,485,747	7,201,821
Iberdrola SA	1,092,134	13,543,970
Industria de Diseno Textil SA	255,999	12,889,532
TOTAL SPAIN		47,360,494
Sweden - 2.0%
Evolution AB (b)	29,232	3,633,791
Industrivarden AB (A Shares)	68,087	2,341,445
Svenska Handelsbanken AB (A Shares) (c)	576,158	5,826,710
Swedish Orphan Biovitrum AB (a)	189,692	4,735,211
Volvo AB (B Shares) (c)	419,033	11,356,640
Volvo Car AB (a)	466,261	1,767,645
TOTAL SWEDEN		29,661,442
Switzerland - 5.1%
ABB Ltd.:
(Reg.)	228,305	10,604,531
sponsored ADR	77,065	3,572,733
Alcon, Inc. (Switzerland)	94,886	7,863,591
Barry Callebaut AG	504	731,536
BKW AG	2,452	376,290
Clariant AG (Reg.)	28,244	381,765
Compagnie Financiere Richemont SA (c)	7,489	1,141,717
Compagnie Financiere Richemont SA Series A	23,714	3,615,540
Givaudan SA	2,541	11,315,248
Lindt & Spruengli AG (participation certificate)	155	1,854,466
Logitech International SA (Reg.)	95,692	8,569,148
Novartis AG	237,235	22,983,004
Novartis AG sponsored ADR	7,694	744,241
Temenos AG	3,586	256,390
UBS Group AG	29,014	892,441
TOTAL SWITZERLAND		74,902,641
United Kingdom - 10.4%
3i Group PLC	92,270	3,271,322
AstraZeneca PLC (United Kingdom)	79,056	10,654,565
Aviva PLC	603,721	3,784,025
BAE Systems PLC	757,138	12,896,115
Barclays PLC sponsored ADR	53,413	504,753
BP PLC	267,764	1,675,259
British American Tobacco PLC:
(United Kingdom)	80,851	2,455,229
sponsored ADR (c)	330,709	10,086,625
BT Group PLC	2,188,492	3,028,758
Bunzl PLC	80,051	3,079,589
Centrica PLC	532,602	858,093
Coca-Cola European Partners PLC	39,479	2,761,556
Halma PLC	5,608	167,610
Hargreaves Lansdown PLC	220,522	2,048,522
HSBC Holdings PLC:
(United Kingdom)	1,781,407	13,917,614
sponsored ADR (c)	141,574	5,572,353
Imperial Brands PLC	87,435	1,953,303
InterContinental Hotel Group PLC	24,068	2,503,707
InterContinental Hotel Group PLC ADR	25,576	2,702,360
Land Securities Group PLC	230,173	1,912,156
Lloyds Banking Group PLC	6,503,284	4,248,523
Lloyds Banking Group PLC sponsored ADR	176,341	456,723
London Stock Exchange Group PLC	18,593	2,227,033
NatWest Group PLC	406,334	1,361,629
NatWest Group PLC sponsored ADR (c)	76,803	522,260
Pearson PLC	458,785	6,033,758
Rolls-Royce Holdings PLC (a)	2,330,232	12,549,684
Sage Group PLC	468,492	7,482,992
Schroders PLC	742,736	3,530,415
Smith & Nephew PLC sponsored ADR (c)	29,929	758,999
Tesco PLC	2,499,774	9,357,996
Tesco PLC Sponsored ADR (c)	30,778	352,716
Unilever PLC	93,489	4,690,976
Unilever PLC sponsored ADR	61,468	3,085,079
Vodafone Group PLC	6,543,230	5,818,966
Vodafone Group PLC sponsored ADR	357,285	3,179,837
Whitbread PLC	27,245	1,139,594
Wise PLC (a)	158,594	1,858,773
TOTAL UNITED KINGDOM		154,489,467
United States of America - 7.0%
CRH PLC	44,117	3,801,985
CSL Ltd.	2,071	388,567
GSK PLC	347,170	7,486,754
GSK PLC sponsored ADR	178,452	7,650,237
Holcim AG	136,367	12,347,651
James Hardie Industries PLC CDI (a)	36,714	1,473,999
Monday.com Ltd. (a)	31,015	7,005,358
Nestle SA (Reg. S)	163,397	17,347,966
QIAGEN NV (Germany)	126,729	5,418,960
Roche Holding AG:
(Bearer)	1,786	481,231
(participation certificate)	36,053	9,182,651
Sanofi SA	138,813	13,622,024
Sanofi SA sponsored ADR	54,207	2,634,460
Schneider Electric SA	62,138	14,054,429
Schneider Electric SA ADR	7,221	327,111
TOTAL UNITED STATES OF AMERICA		103,223,383
TOTAL COMMON STOCKS (Cost $1,122,425,414)		1,440,303,600

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
Germany - 0.9%
Dr. Ing. h.c. F. Porsche AG Series F (b)	55,457	5,521,092
Volkswagen AG	57,077	7,564,183

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $14,289,549)		13,085,275

Government Obligations - 0.1%
	Principal Amount (d)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.27% to 5.32% 5/30/24 to 6/13/24 (e) (Cost $1,168,028)	1,180,000	1,168,069

Money Market Funds - 5.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	13,210,636	13,213,278
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	73,724,213	73,731,585
TOTAL MONEY MARKET FUNDS (Cost $86,944,863)		86,944,863

TOTAL INVESTMENT IN SECURITIES - 104.2% (Cost $1,224,827,854)	1,541,501,807
NET OTHER ASSETS (LIABILITIES) - (4.2)%	(62,522,056)
NET ASSETS - 100.0%	1,478,979,751

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	113	Jun 2024	13,317,615	101,975	101,975

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,167,162 or 2.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $440,294.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	19,925,982	290,468,000	297,180,704	284,832	-	-	13,213,278	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	10,181,938	183,113,947	119,564,300	80,980	-	-	73,731,585	0.2%
Total	30,107,920	473,581,947	416,745,004	365,812	-	-	86,944,863

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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